Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments
Schedule of financial instruments by nature, category and fair value

	Millions of Euros
	31/12/2025
							Fair Value
	Financial	Financial			Other
	instruments at	instruments at			financial
	FVTPL	FV through OCI	Hedges	Amortised cost	liabilities	Total	Level 1	Level 2	Level 3	Total
Non-current financial assets	2	337	—	—	—	339	339	—	—	339
Derivative instruments	—	—	—	—	—	—	—	—	—	—
Trade receivables	—	431	—	—	—	431	—	431	—	431
Financial assets measured at fair value	2	768	—	—	—	770

Non-current financial assets	—	—	—	173	—	173
Other current financial assets	—	—	—	36	—	36
Trade and other receivables	—	—	—	321	—	321
Cash and cash equivalents	—	—	—	825	—	825
Financial assets measured at amortized cost	—	—	—	1,355	—	1,355

Derivatives instruments	(5)	—	—	—	—	(5)	—	(5)	—	(5)
Financial liabilities measured at fair value	(5)	—	—	—	—	(5)

Senior Unsecured & Secured Notes	—	—	—	(5,314)	—	(5,314)	(5,455)	—	—	(5,455)
Promissory Notes	—	—	—	(76)	—	(76)
Senior secured debt	—	—	—	(2,139)	—	(2,139)	—	(2,203)	—	(2,203)
Other bank loans	—	—	—	(180)	—	(180)
Lease liabilities	—	—	—	(1,082)	—	(1,082)
Other financial liabilities	—	—	—	(847)	—	(847)
Trade and other payables	—	—	—	(1,093)	—	(1,093)
Other current liabilities	—	—	—	—	(314)	(314)
Financial liabilities measured at amortized cost	—	—	—	(10,731)	(314)	(11,045)
	(3)	768	—	(9,376)	(314)	(8,925)

	Millions of Euros
	31/12/2024
							Fair Value
	Financial	Financial
	instruments at	instruments at FV			Other financial
	FVTPL	through OCI	Hedges	Amortised cost	liabilities	Total	Level 1	Level 2	Level 3	Total
Non-current financial assets	5	417	—	—	—	422	422	—	—	422
Derivative instruments	—	—	7	—	—	7	—	7	—	7
Trade receivables	—	532	—	—	—	532	—	532	—	532
Financial assets measured at fair value	5	949	7	—	—	961

Non-current financial assets	—	—	—	67	—	67
Other current financial assets	—	—	—	238	—	238
Trade and other receivables	—	—	—	251	—	251
Cash and cash equivalents	—	—	—	980	—	980
Financial assets measured at amortized cost	—	—	—	1,536	—	1,536

Derivatives instruments	(6)	—	—	—	—	(6)		(6)		(6)
Financial liabilities measured at fair value	(6)	—	—	—	—	(6)	—		—

Senior Unsecured & Secured Notes	—	—	—	(5,356)	—	(5,356)	(5,231)			(5,231)
Promissory Notes	—	—	—	(73)	—	(73)		—	—
Senior secured debt	—	—	—	(2,310)	—	(2,310)		(2,360)		(2,360)
Other bank loans	—	—	—	(346)	—	(346)	—		—
Lease liabilities	—	—	—	(1,142)	—	(1,142)
Other financial liabilities	—	—	—	(934)	—	(934)
Trade and other payables	—	—	—	(1,062)	—	(1,062)
Other current liabilities	—	—	—	—	(318)	(318)
Financial liabilities measured at amortized cost	—	—	—	(11,223)	(318)	(11,541)
	(1)	949	7	(9,687)	(318)	(9,050)

Schedule of exposure to credit risk

		Millions of Euros
Carrying amount	Reference	31/12/2025	31/12/2024

Non-current financial assets	Note 11	512	490
Other current financial assets	Note 11	36	244
Contractual assets	Note 13	83	36
Trade receivables	Note 13	651	705
Other receivables	Note 13	20	17
Cash and cash equivalents	Note 14	825	980
		2,127	2,472

	Millions of Euros
Carrying amount	31/12/2025	31/12/2024

Spain	65	60
EU countries	88	116
United States of America	38	46
Other European countries	151	92
Other regions	392	427
	734	741

Schedule of liquidity position

	Millions of Euros
	31/12/2025	31/12/2024
Current deposits	8	5
Restricted cash	24	—
Cash in hand and at banks	793	975
Total cash and cash equivalents	825	980

Undrawn committed credit lines	853	1,279
Total Liquidity	1,678	2,259

Schedule of contractual maturity dates of financial liabilities

	Millions of Euros
		Carrying
		amount at		6 months or	6 - 12			More than
Carrying amount	Reference	31/12/2025	Contractual flows	less	months	1-2 years	2 - 5 years	5 years
Financial liabilities
Bank loans	Note 19	2,319	2,598	185	93	2,309	11	—
Other financial liabilities	Note 19	847	1,276	206	1	101	318	650
Bonds and other marketable securities	Note 19	5,390	6,602	270	145	1,029	5,158	—
Lease liabilities	Note 19	1,082	1,713	56	57	108	296	1,196
Payable to suppliers	Note 20	841	841	839	2	—	—	—
Other current liabilities	Note 21	57	57	54	3	—	—	—
Financial derivatives	Note 30(d)	5	5	4	—	1	—	—
Total		10,541	13,092	1,614	301	3,548	5,783	1,846

	Millions of Euros
		Carrying
		amount at		6 months	6 - 12			More than
Carrying amount	Reference	31/12/2024	Contractual flows	or less	months	1-2 years	2 - 5 years	5 years
Financial liabilities
Bank loans	Note 19	2,656	3,162	362	110	176	2,514	—
Other financial liabilities	Note 19	934	1,489	186	7	116	414	766
Bonds and other marketable securities	Note 19	5,429	6,959	246	147	293	3,673	2,600
Lease liabilities	Note 19	1,142	1,774	58	59	117	319	1,221
Payable to suppliers	Note 20	852	852	848	4	—	—	—
Other current liabilities	Note 21	42	41	24	17	—	—	—
Financial derivatives	Note 30(d)	6	7	7	—	—	—	—
Total		11,061	14,284	1,731	344	702	6,920	4,587

Schedule of Group's exposure to currency risk

	Millions of Euros
	31/12/2025
	Euros (*)	US Dollars (**)
Trade receivables	1	27
Receivables from Group companies	110	14
Loans to Group companies	5,605	604
Cash and cash equivalents	86	11
Trade payables	(25)	(20)
Payables to Group companies	(86)	(52)
Loans from Group companies	(5,301)	—

Balance sheet exposure	390	584
(*)	Balances in Euros in subsidiaries with US Dollars functional currency
(**)	Balances in US Dollars in subsidiaries with Euros functional currency

	Millions of Euros
	31/12/2024
	Euros (*)	US Dollars (**)
Trade receivables	3	72
Receivables from Group companies	119	16
Loans to Group companies	4,644	—
Cash and cash equivalents	453	26
Trade payables	(22)	(17)
Payables to Group companies	(74)	(45)
Loans from Group companies	(5,428)	(6)
Bank loans	(11)	—

Balance sheet exposure	(316)	46

(*)Balances in Euros in subsidiaries with US Dollar functional currency

(**)Balances in US Dollar in subsidiaries with Euros functional currency

	Closing exchange rate
Euros	31/12/2025	31/12/2024

US Dollars	1.175	1.039

Schedule of profile of interest on interest-bearing financial instruments

	Millions of Euros
	31/12/2025	31/12/2024
Fixed-interest financial instruments	6,250	6,430
Financial liabilities	6,250	6,430
Variable-interest financial instruments	2,277	2,541
Financial liabilities	2,277	2,541
Total financial liabilities	8,527	8,971

Schedule of financial derivatives

		Millions of euros
		(*) Notional at	(*) Notional at	Value at	Value at
Financial derivatives	Currency	31/12/2025	31/12/2024	31/12/2025	31/12/2024	Maturity
Foreign exchange rate forward	Swiss Franc	21	—	—	—	20/1/2026
Foreign exchange rate forward	Canadian dollar	—	240	—	4	20/1/2026
Foreign exchange rate forward	Euro	—	240	—	—	11/2/2025
Foreign exchange rate forward	Pound Sterling	—	5	—	1	18/2/2025
Foreign exchange rate forward	Japanese Yen	1,700	1,200	—	—	20/1/2026
Foreign exchange rate forward	Australian dollar	—	9	—	—	28/1/2025
Foreign exchange rate forward	Brazilian real	—	70	—	—	18/2/2025
Energy PPA	Euro / KwH	—	—	—	2	31/12/2032
Total derivative assets				—	7

Foreign exchange rate forward	Brazilian real	95	—	—	—	20/11/2026
Foreign exchange rate forward	Canadian dollar	562	228	(2)	(1)	20/1/2026
Foreign exchange rate forward	Chilean Peso	4,000	—	—	—	20/1/2026
Foreign exchange rate forward	Swiss Franc	—	12	—	(1)	11/2/2025
Foreign exchange rate forward	Euro	300	240	(1)	(3)	20/1/2026
Foreign exchange rate forward	Czech crown	—	160	—	—	18/2/2025
Foreign exchange rate forward	Pound Sterling	20	5	—	—	20/1/2026
Foreign exchange rate forward	Japanese Yen	—	1,200	—	—	18/2/2025
Foreign exchange rate forward	Mexican Peso	650	50	—	—	20/1/2026
Foreign exchange rate forward	Australian dollar	—	9	—	—	28/1/2025
Foreign exchange rate forward	Canadian dollar	—	1	—	—	9/1/2025
Foreign exchange rate forward	US dollar	—	39	—	(1)	26/2/2025
Energy PPA	Euro / KwH	—	—	(2)	—	31/12/2032
Total derivative liabilities				(5)	(6)

(*)Amounts of the national are stated in the derivative currency.

	Millions of Euros
	31/12/2025	31/12/2024
Opening balance	1	15
Changes in fair value recognized in equity	(1)	(2)
Transfer to profit or loss	32	27
Tax effect	—	(1)
Collections / Payments	(37)	(38)
Closing balance	(5)	1

Schedule of entity's own credit rating

December 2025
Moody’s Investors	Corporate rating	B2
	Senior secured debt	B1
	Senior Unsecured debt	Caa1
	Perspective	Positive

Standard & Poor’s	Corporate rating	BB-
	Senior secured debt	BB-
	Senior Unsecured debt	B
	Perspective	Stable

Fitch Ratings	Corporate rating	B+
	Senior secured debt	BB
	Senior Unsecured debt	B-
	Perspective	Positive